Property, Equipment and Rou Assets, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Property, Equipment and Rou Assets, Net [Line Items]
Depreciation expense	$ 12,203	$ 14,220	$ 37,998	$ 42,302	$ 47,742	$ 39,613
Amortization expense related to the right-of-use assets			243,555	287,824	384,918	393,748
General and Administrative Expense [Member]
Property, Equipment and Rou Assets, Net [Line Items]
Amortization expense related to the right-of-use assets					$ 384,918	$ 369,239
General and administrative expenses [Member]
Property, Equipment and Rou Assets, Net [Line Items]
Depreciation expense	$ 77,278	$ 95,615	$ 243,555	$ 287,824